Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 37	¥ 42
Gains (losses) in Earnings	[1]		(3)
Purchases		12	11
Issuances		0	0
Settlements		(10)	(13)
Ending Balance		39	37
Change in unrealized gain (losses) still held	[2]		(1)
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI		0	0
Transfers into Level 3			1
Purchases		(57)	(32)
Sales		61	32
Ending Balance		4	1
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		593	623
Gains (losses) in Earnings	[3]	(13)	9
Gains (losses) in OCI		0	0
Transfers into Level 3		1
Transfers out of level 3		(10)	(12)
Issuances		47	147
Settlements		(81)	(158)
Ending Balance		563	591
Change in unrealized gain (losses) still held	[2]	(14)	5
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		123	280
Transfers out of level 3		(240)	(2)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		15	21
Issuances		0	0
Settlements		(1)	(4)
Ending Balance		14	17
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			2
Issuances			0
Settlements			(2)
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,052	720
Gains (losses) in Earnings	[4]	18	(53)
Transfers into Level 3		123	280
Transfers out of level 3		(240)	(2)
Purchases		562	343
Sales		(276)	(241)
Issuances		0	0
Settlements		(153)	(71)
Ending Balance		1,086	976
Change in unrealized gain (losses) still held	[2]	20	(39)
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23	21
Gains (losses) in Earnings	[4]	(1)	4
Sales			(7)
Issuances		0	0
Ending Balance		22	18
Change in unrealized gain (losses) still held	[2]	(1)	4
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	26	26
Gains (losses) in Earnings	[4],[5]	(6)	(4)
Issuances	[5]	0	0
Settlements	[5]	1
Ending Balance	[5]	21	22
Change in unrealized gain (losses) still held	[2],[5]	(6)	(3)
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	8	7
Gains (losses) in Earnings	[4],[5]	(2)	6
Issuances	[5]	0	0
Settlements	[5]		(7)
Ending Balance	[5]	6	6
Change in unrealized gain (losses) still held	[2],[5]	(2)
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(25)	5
Gains (losses) in Earnings	[4],[5]	(7)	(13)
Issuances	[5]	0	0
Settlements	[5]	6	(2)
Ending Balance	[5]	(26)	(10)
Change in unrealized gain (losses) still held	[2],[5]	(8)	(19)
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]		(1)
Gains (losses) in Earnings	[4],[5]		1
Issuances	[5]		0
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]		1
Issuances	[5]	0	0
Settlements	[5]	1
Ending Balance	[5]	1	1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		15
Transfers out of level 3		(29)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		77	123
Purchases		1
Sales			(1)
Issuances		0	0
Settlements		(10)	(22)
Ending Balance		68	100
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		224	187
Purchases		40	20
Sales		(7)
Issuances		0	0
Settlements			(9)
Ending Balance		257	198
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		174	174
Gains (losses) in Earnings	[1]	(1)
Gains (losses) in OCI	[6]	(3)	22
Purchases		11	1
Sales			(4)
Issuances		0	0
Settlements		(16)	(17)
Ending Balance		165	176
Change in unrealized gain (losses) still held	[2]	(1)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		110	108
Gains (losses) in Earnings	[1]		1
Gains (losses) in OCI	[6]	1	(7)
Transfers into Level 3		15
Transfers out of level 3		(29)
Purchases			10
Issuances		0	0
Settlements			(5)
Ending Balance		¥ 97	¥ 107

[1]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2016 and 2017.
[3]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in OCI are reported in Other comprehensive income (loss).